AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2021
	Principal Amount	Value
Corporate Bonds and Notes - 56.2%
Financials - 18.4%
Air Lease Corp. 1.875%, 08/15/26	$3,000,000	$3,029,701
Ally Financial, Inc. Series B (4.700% to 05/15/26 then U.S. Treasury Yield Curve CMT 5 year + 3.868%), 4.700%, 05/15/26[1,2,3]	3,000,000	3,145,500
Avolon Holdings Funding, Ltd. (Cayman Islands) 3.250%, 02/15/27[4]	3,500,000	3,686,022
Bank of America Corp.
(1.734% to 07/22/26 then SOFRRATE + 0.960%), 1.734%, 07/22/27[1,3]	1,000,000	1,017,851
(2.299% to 07/21/31 then SOFRRATE + 1.220%), 2.299%, 07/21/32[1,3]	1,000,000	1,011,323
(3.093% to 10/01/24 then 3 month LIBOR + 1.090%), 3.093%, 10/01/25[1,3]	4,000,000	4,272,097
(3.974% to 02/07/29 then 3 month LIBOR + 1.210%), 3.974%, 02/07/30[1,3]	1,390,000	1,583,057
Bank of Montreal, MTN (Canada)
0.625%, 07/09/24	2,000,000	2,003,670
(3.803% to 12/15/27 then USD Swap 5 year + 1.432%), 3.803%, 12/15/32[1,3]	1,385,000	1,542,727
The Bank of Nova Scotia (Canada)
0.700%, 04/15/24	1,500,000	1,504,542
1.350%, 06/24/26	500,000	504,740

Berkshire Hathaway Finance Corp. 2.850%, 10/15/50	1,710,000	1,756,589
BOC Aviation USA Corp. 1.625%, 04/29/24[4]	3,500,000	3,533,020
BOC Aviation, Ltd. (Singapore) (3 month LIBOR + 1.125%), 1.271%, 09/26/23[3,4]	1,525,000	1,527,416
Canadian Imperial Bank of Commerce (Canada) 1.250%, 06/22/26	2,000,000	2,009,104
Citigroup, Inc.
(SOFRRATE + 0.669%), 0.719%, 05/01/25[3]	2,000,000	2,009,966
(1.462% to 06/09/26 then SOFRRATE + 0.770%), 1.462%, 06/09/27[1,3]	2,500,000	2,504,519

DBS Group Holdings, Ltd., GMTN (Singapore) (3.600% to 09/07/21 then USD Swap 5 year + 2.390%), 3.600%, 09/07/21[1,2,3]	1,529,000	1,533,572
Discover Financial Services 3.750%, 03/04/25	2,500,000	2,738,836
Federation des Caisses Desjardins du Quebec (Canada) (SOFRRATE + 0.430%), 0.469%, 05/21/24[3,4]	2,000,000	2,003,667
The Goldman Sachs Group, Inc.
(3 month LIBOR + 1.170%), 1.326%, 05/15/26[3]	1,510,000	1,550,987
(2.383% to 07/21/31 then SOFRRATE + 1.248%), 2.383%, 07/21/32[1,3]	1,000,000	1,018,790
3.650%, 02/10/70	1,485,000	1,495,395
	Principal Amount	Value

The Goldman Sachs Group, Inc.
Series T (3.800% to 05/10/26 then U.S. Treasury Yield Curve CMT 5 year + 2.969%), 3.800%, 05/10/26[1,2,3]	$500,000	$511,250
HSBC Holdings PLC (United Kingdom)
(3 month LIBOR + 1.380%), 1.499%, 09/12/26[3]	1,475,000	1,522,919
(2.804% to 05/24/31 then SOFRRATE + 1.187%), 2.804%, 05/24/32[1,3]	1,000,000	1,038,258

JPMorgan Chase & Co. (2.522% to 04/22/30 then SOFRRATE + 2.040%), 2.522%, 04/22/31[1,3]	525,000	546,468
Malayan Banking Bhd (Malaysia) (3.905% to 10/29/21 then USD Swap 5 year + 2.542%), 3.905%, 10/29/26[1,3]	1,500,000	1,514,032
Morgan Stanley
(0.790% to 05/30/24 then SOFRRATE + 0.525%), 0.790%, 05/30/25[1,3]	2,500,000	2,497,248
(1.593% to 05/04/26 then SOFRRATE + 0.879%), 1.593%, 05/04/27[1,3]	2,000,000	2,030,909
OneMain Finance Corp.
6.625%, 01/15/28	900,000	1,041,376
7.125%, 03/15/26	905,000	1,066,769

Prudential Financial, Inc. 3.905%, 12/07/47	1,450,000	1,721,462
Royal Bank of Canada (Canada) 1.200%, 04/27/26	1,500,000	1,505,285
Synchrony Financial 3.950%, 12/01/27	3,795,000	4,249,249

Total Financials		66,228,316
Industrials - 33.7%
Alimentation Couche-Tard, Inc. (Canada) 3.439%, 05/13/41[4]	1,000,000	1,061,719
American Airlines Inc/AAdvantage Loyalty IP, Ltd. 5.750%, 04/20/29[4]	975,000	1,052,932
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc. 4.900%, 02/01/46	1,325,000	1,701,875
Bausch Health Cos., Inc. (Canada) 7.000%, 01/15/28[4]	940,000	988,382
Bell Canada (Canada) 4.300%, 07/29/49	1,400,000	1,725,356
Bristol-Myers Squibb Co. 4.350%, 11/15/47	1,320,000	1,713,661
Burlington Northern Santa Fe LLC 3.050%, 02/15/51	1,600,000	1,717,928
Caesars Entertainment, Inc. 6.250%, 07/01/25[4]	970,000	1,025,562
Canadian Natural Resources, Ltd. (Canada) 3.850%, 06/01/27	1,400,000	1,551,885
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000%, 02/01/28[4]	4,500,000	4,723,875

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 33.7% (continued)
Cenovus Energy, Inc. (Canada) 5.375%, 07/15/25	$1,000,000	$1,141,439
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/27	1,325,000	1,553,693
Cheniere Energy Partners LP 5.625%, 10/01/26	80,000	82,712
Chesapeake Energy Corp. 5.875%, 02/01/29[4]	60,000	63,901
Cigna Corp. 4.900%, 12/15/48	1,295,000	1,721,476
Clean Harbors, Inc. 4.875%, 07/15/27[4]	2,794,000	2,939,553
The Coca-Cola Co. 3.000%, 03/05/51	550,000	597,031
DCP Midstream Operating LP 5.375%, 07/15/25	2,500,000	2,769,625
Dell International LLC / EMC Corp.
5.300%, 10/01/29	1,763,000	2,162,279
6.100%, 07/15/27	1,275,000	1,581,076

Delta Air Lines, Inc. 7.000%, 05/01/25[4]	2,500,000	2,942,286
Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.750%, 10/20/28[4]	1,410,000	1,577,176
Devon Energy Corp. 5.250%, 10/15/27[4]	55,000	58,757
Digicel Group Holdings, Ltd. (Bermuda) 8.000%, 04/01/25[4,5]	6,699	5,856
DuPont de Nemours, Inc. 5.419%, 11/15/48	1,200,000	1,714,605
Empresa de Transporte de Pasajeros Metro SA (Chile) 5.000%, 01/25/47[4]	1,350,000	1,673,338
Enable Midstream Partners LP 4.400%, 03/15/27	1,405,000	1,567,582
Enbridge, Inc. (Canada) (6.250% to 03/01/28 then 3 month LIBOR + 3.641%), 6.250%, 03/01/78[1,3]	2,500,000	2,786,928
EQT Corp. 7.500%, 02/01/30[6]	55,000	72,322
Ford Motor Co.
7.450%, 07/16/31	830,000	1,100,211
9.000%, 04/22/25	860,000	1,059,692

Ford Motor Credit Co. LLC, GMTN 4.389%, 01/08/26	975,000	1,059,094
General Electric Co. 6.875%, 01/10/39	145,000	221,117
The Home Depot, Inc. 3.900%, 06/15/47	1,390,000	1,688,210
	Principal Amount	Value

Hyundai Capital America
0.875%, 06/14/24[4]	$2,000,000	$1,997,271
2.000%, 06/15/28[4]	1,000,000	1,001,939
JBS USA LUX, S.A./JBS USA Food Co./JBS USA Finance, Inc.
3.750%, 12/01/31[4]	500,000	514,777
5.500%, 01/15/30[4]	935,000	1,044,928
6.500%, 04/15/29[4]	925,000	1,038,021
Kraft Heinz Foods Co.
5.000%, 07/15/35	880,000	1,090,978
5.200%, 07/15/45	875,000	1,111,404

Mattamy Group Corp. (Canada) 5.250%, 12/15/27[4]	2,450,000	2,556,024
McDonald's Corp., MTN 4.450%, 03/01/47	3,485,000	4,387,758
MEG Energy Corp. (Canada) 7.125%, 02/01/27[4]	70,000	73,649
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27[4]	2,500,000	2,725,000
Nutrien, Ltd. (Canada) 4.200%, 04/01/29	1,350,000	1,571,631
OAS Finance, Ltd. (Virgin Islands, British)
8.875%, 08/30/21[1,2,4,7]	400,000	3,000
8.875%, 08/30/21[1,2,7]	600,000	4,500

Occidental Petroleum Corp. 3.500%, 08/15/29	160,000	160,014
ONEOK, Inc. 2.200%, 09/15/25	2,500,000	2,588,313
Parkland Corp. (Canada) 5.875%, 07/15/27[4]	95,000	101,478
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.200%, 04/01/27[4]	1,370,000	1,559,344
Pilgrim's Pride Corp. 5.875%, 09/30/27[4]	2,070,000	2,217,612
Post Holdings, Inc.
4.625%, 04/15/30[4]	1,025,000	1,045,597
5.500%, 12/15/29[4]	950,000	1,017,797

Qatar Petroleum (Qatar) 1.375%, 09/12/26[4]	2,000,000	2,007,356
Rattler Midstream LP 5.625%, 07/15/25[4]	2,000,000	2,090,240
Rogers Communications, Inc. (Canada) 3.625%, 12/15/25	2,500,000	2,765,232
Sabine Pass Liquefaction LLC 5.000%, 03/15/27	1,335,000	1,556,878
Six Flags Theme Parks, Inc. 7.000%, 07/01/25[4]	945,000	1,011,986
Smithfield Foods, Inc. 4.250%, 02/01/27[4]	2,000,000	2,199,181
Sprint Corp. 7.625%, 03/01/26	850,000	1,039,367

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 33.7% (continued)

Standard Industries, Inc. 5.000%, 02/15/27[4]	$975,000	$1,006,687
Steel Dynamics, Inc. 3.450%, 04/15/30	1,075,000	1,189,827
Sunoco LP/Sunoco Finance Corp. 6.000%, 04/15/27	60,000	62,704
Superior Plus LP / Superior General Partner, Inc. (Canada) 4.500%, 03/15/29[4]	1,000,000	1,030,145
Sydney Airport Finance Co. Pty, Ltd. (Australia) 3.375%, 04/30/25[4]	990,000	1,063,709
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.375%, 02/01/27	1,500,000	1,559,197
TELUS Corp. (Canada) 3.700%, 09/15/27	1,375,000	1,560,320
Tenet Healthcare Corp. 5.125%, 11/01/27[4]	2,500,000	2,621,875
T-Mobile USA, Inc.
3.375%, 04/15/29[4]	3,500,000	3,649,170
4.750%, 02/01/28	975,000	1,037,692

Toll Brothers Finance Corp. 4.875%, 11/15/25	2,000,000	2,238,530
Transcanada Trust (Canada) (5.300% to 03/15/27 then 3 month LIBOR + 3.208%), 5.300%, 03/15/77[1,3]	1,475,000	1,586,326
US Foods, Inc. 4.750%, 02/15/29[4]	1,025,000	1,046,781
Verizon Communications, Inc. 4.400%, 11/01/34	3,575,000	4,343,995
ViacomCBS, Inc. 4.950%, 01/15/31	2,500,000	3,062,774
Videotron, Ltd. (Canada) 5.125%, 04/15/27[4]	975,000	1,018,129
Vodafone Group PLC (United Kingdom)
(3.250% to 09/04/26 then U.S. Treasury Yield Curve CMT 5 year + 2.447%), 3.250%, 06/04/81[1,3]	500,000	508,865
4.375%, 05/30/28	1,325,000	1,553,344
(7.000% to 04/04/29 then USD Swap 5 year + 4.873%), 7.000%, 04/04/79[1,3]	850,000	1,056,681

Western Midstream Operating LP 5.300%, 02/01/30[6,8]	75,000	84,304

Total Industrials		121,165,464
Utilities - 4.1%
Consolidated Edison Co. of New York, Inc. 5.700%, 06/15/40	800,000	1,118,556
Duke Energy Corp. 3.950%, 08/15/47	1,500,000	1,710,125
	Principal Amount	Value

Duke Energy Progress LLC 4.150%, 12/01/44	$1,390,000	$1,718,487
The East Ohio Gas Co. 3.000%, 06/15/50[4]	1,700,000	1,764,494
Nextera Energy Capital Holdings, Inc. 1.900%, 06/15/28	1,000,000	1,021,978
Ovintiv, Inc. 7.375%, 11/01/31	60,000	81,247
Stoneway Capital Corp. (Canada) 10.000%, 03/01/27[7]	797,025	223,167
Tampa Electric Co. 3.625%, 06/15/50	1,475,000	1,721,365
Tucson Electric Power Co. 4.000%, 06/15/50	1,425,000	1,739,219
Vistra Operations Co. LLC 5.625%, 02/15/27[4]	3,450,000	3,583,688

Total Utilities		14,682,326

Total Corporate Bonds and Notes (Cost $197,017,377)		202,076,106
Mortgage-Backed Securities - 4.8%
BANK
Series 2017-BNK5, 4.254%, 06/15/60[3]	300,000	330,228
Series 2020-BN28, Class AS 2.140%, 03/15/63	524,000	525,151
Series 2020-BN28, Class B 2.344%, 03/15/63	524,000	528,401
BBCMS Mortgage Trust
Series 2017-DELC, Class C (1 month LIBOR + 1.200%), 1.293%, 08/15/36[3,4]	132,000	132,237
Series 2017-DELC, Class D (1 month LIBOR + 1.700%), 1.793%, 08/15/36[3,4]	150,000	150,301
Series 2017-DELC, Class E (1 month LIBOR + 2.500%), 2.593%, 08/15/36[3,4]	302,000	302,759
Benchmark Mortgage Trust
Series 2020-B17, Class B 2.916%, 03/15/53	340,000	360,768
Series 2020-B19, Class AS 2.148%, 09/15/53	524,000	529,858
Series 2020-B19, Class B 2.351%, 09/15/53	524,000	535,589

BX Trust Series 2019-OC11, Class E 4.075%, 12/09/41[3,4]	709,000	757,525
Citigroup Commercial Mortgage Trust
Series 2016-GC36, Class B 4.750%, 02/10/49[3]	763,000	847,933
Series 2019-GC43, Class A2 2.982%, 11/10/52	514,000	534,800

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Mortgage-Backed Securities - 4.8% (continued)
Commercial Mortgage Pass Through Certificates
Series 2015-LC23, Class C 4.617%, 10/10/48[3]	$585,000	$636,310
Series 2016-CR28, Class C 4.638%, 02/10/49[3]	726,000	794,577
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class B 3.892%, 11/15/50[3]	506,000	546,237
Series 2018-C14, Class C 4.890%, 11/15/51[3]	880,000	987,696

CSMC Trust Series 2017-CHOP, Class D (1 month LIBOR + 2.150%), 2.243%, 07/15/32[3,4]	261,000	257,333
DBJPM Series 2016-C1, Class C 3.328%, 05/10/49[3]	534,000	525,676
GSCG Trust Series 2019-600C, Class D 3.764%, 09/06/34[4]	862,000	873,263
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8, Class X 0.296%, 05/15/45[3,9]	2,422	0
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class C 4.484%, 09/15/47[3]	330,824	344,931
Series 2014-C25, Class C 4.446%, 11/15/47[3]	450,000	445,837
Series 2015-C33, Class C 4.611%, 12/15/48[3]	670,000	718,410

JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class C 3.725%, 05/13/53[3]	496,000	544,610
UBS Commercial Mortgage Trust
Series 2018-C8, Class C 4.701%, 02/15/51[3]	917,000	1,040,187
Series 2019-C16, Class B 4.320%, 04/15/52[3]	769,000	886,589
Series 2019-C18, Class B 3.681%, 12/15/52[3]	717,000	794,607
Wells Fargo Commercial Mortgage Trust
Series 2016-C33, Class C 3.896%, 03/15/59	517,000	548,960
Series 2019-C49, Class C 4.866%, 03/15/52[3]	350,000	400,764
Series 2019-C50, Class B 4.192%, 05/15/52	637,000	729,262
Series 2019-C50, Class C 4.345%, 05/15/52	637,000	691,851

Total Mortgage-Backed Securities (Cost $16,180,487)		17,302,650
	Principal Amount	Value

Municipal Bonds - 0.2%
California State General Obligation, School Improvements 7.550%, 04/01/39	$330,000	$573,336
Missouri Highway & Transportation Commission, Build America Bonds 5.063%, 05/01/24	245,000	275,307

Total Municipal Bonds (Cost $735,380)		848,643
U.S. Government and Agency Obligations - 30.9%
Fannie Mae - 6.6%
FNMA,
2.140%, 10/01/29	7,000,000	7,413,271
2.260%, 01/01/30	3,200,000	3,421,103
3.000%, 03/01/45	963,645	1,020,775
3.500%, 12/01/31 to 01/01/32	347,854	373,439
4.000%, 09/01/31 to 06/01/42	114,744	122,489
4.500%, 03/01/42	37,123	39,294
FNMA REMICS,
Series 2010-156, Class ZC 4.000%, 01/25/41	402,732	446,837
Series 2011-121, Class JP 4.500%, 12/25/41	65,093	70,534
Series 2012-105, Class Z 3.500%, 10/25/42	1,361,676	1,493,669
Series 2012-127, Class PA 2.750%, 11/25/42	813,970	869,504
Series 2012-20, Class ZT 3.500%, 03/25/42	4,127,089	4,386,144
Series 2012-31, Class Z 4.000%, 04/25/42	1,247,181	1,384,848
Series 2015-9, Class HA 3.000%, 01/25/45	2,396,203	2,556,402
Series 2015-95, Class AP 3.000%, 08/25/42	293,769	295,797

Total Fannie Mae		23,894,106
Freddie Mac - 8.0%
FHLMC,
2.500%, 11/01/50	8,584,950	8,951,954
3.000%, 04/01/47	1,285,831	1,365,417
FHLMC Gold,
3.000%, 07/01/45 to 08/01/45	2,708,884	2,870,975
3.500%, 10/01/42	269,441	283,298
4.000%, 10/01/41	37,671	40,223
5.000%, 07/01/35	10,713	12,210
FHLMC REMICS,
Series 2909, Class Z 5.000%, 12/15/34	118,846	135,421
Series 3626, Class AZ 5.500%, 08/15/36	71,172	82,453
Series 3792, Class SE (9.860% minus 2 times 1 month LIBOR, Cap 9.860%, Floor 0.000%), 9.674%, 01/15/41[3]	283,056	296,449

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Freddie Mac - 8.0% (continued)
FHLMC REMICS,
Series 3872, Class BA 4.000%, 06/15/41	$18,651	$20,263
Series 3894, Class ZA 4.500%, 07/15/41	100,626	114,377
Series 3957, Class HZ 4.000%, 11/15/41	492,172	517,969
Series 4016, Class KZ 4.000%, 03/15/42	2,613,000	2,952,921
Series 4316, Class BZ 3.000%, 03/15/44	3,737,204	4,051,009
Series 4750, Class PA 3.000%, 07/15/46	1,298,439	1,337,458
Series 4934, Class P 2.500%, 11/15/40	5,333,381	5,598,092

Total Freddie Mac		28,630,489
Ginnie Mae - 0.1%
GNMA,
Series 2004-35, Class SA (32.500% minus 6.5 times 1 month LIBOR, Cap 32.500%, Floor 0.000%), 31.956%, 03/20/34[3]	11,570	18,692
Series 2009-32, Class ZE 4.500%, 05/16/39	128,901	141,020
Series 2009-35, Class DZ 4.500%, 05/20/39	147,565	162,345
Series 2009-75, Class GZ 4.500%, 09/20/39	142,893	157,416

Total Ginnie Mae		479,473
U.S. Treasury Obligations - 16.2%
U.S. Treasury Bonds,
1.250%, 05/15/50	8,375,000	7,131,509
1.875%, 02/15/41 to 02/15/51	11,250,000	11,210,254
U.S. Treasury Notes,
0.125%, 01/15/24	4,223,000	4,209,803
0.250%, 11/15/23	19,595,000	19,609,543
1.625%, 05/15/26 to 10/31/26	7,470,000	7,810,109
2.125%, 09/30/24	2,590,000	2,732,450
2.250%, 10/31/24	3,220,000	3,413,074
2.750%, 02/28/25	1,950,000	2,108,133

Total U.S. Treasury Obligations		58,224,875

Total U.S. Government and Agency Obligations (Cost $107,575,290)		111,228,943
Foreign Government Obligations - 0.7%
Indonesia Government International Bond (Indonesia) 3.375%, 04/15/23	200,000	209,647
Mexico Government International Bond (Mexico)
3.750%, 01/11/28	610,000	671,278
4.150%, 03/28/27[8]	231,000	263,193

Perusahaan Penerbit SBSN Indonesia III (Indonesia) 4.150%, 03/29/27	500,000	561,590
	Principal Amount	Value

Peruvian Government International Bond (Peru)
2.392%, 01/23/26	$325,000	$333,330
2.783%, 01/23/31	550,000	553,514

Total Foreign Government Obligations (Cost $2,437,063)		2,592,552
Floating Rate Senior Loan Interests - 1.0%
Industrials - 1.0%
Intelsat Jackson Holdings, S.A., SuperPriority Secured DIP Term Loan, (3 month LIBOR + 5.500%), 6.500%, 07/13/22[3]	35,336	35,678
Intelsat Jackson Holdings, S.A., Tranche B-3 Term Loan, (3 month LIBOR + 4.750%), 8.000%, 11/27/23[3]	235,000	238,721
Mileage Plus Holdings LLC, Term B Loan, (1 month LIBOR + 5.250%), 6.250%, 06/20/27[3]	3,000,000	3,186,477
Tapstone Energy Holdings III Subordinated Term Loan, (1 month LIBOR + 4.000%), 5.000%, 04/17/24[3,10]	1,214	1,215

Total Floating Rate Senior Loan Interests (Cost $3,472,748)		3,462,091

	Shares
Common Stocks - 0.0%#
Energy - 0.0%#
Foresight[10]	202	3,627
Tapstone Energy[10]	1,579	3,584

Total Energy (Cost $165,688)		7,211

	Principal Amount
Short-Term Investments - 5.9%
Joint Repurchase Agreements - 0.1%[11]
Deutsche Bank Securities, Inc., dated 07/30/21, due 08/02/21, 0.050% total to be received $269,957 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 08/12/21 - 06/21/41, totaling $275,356)	$269,956	269,956
Commercial Paper - 5.7%
Enbridge Pipe, 0.126%, 08/05/21[12]	1,970,000	1,969,972
Enbridge Pipe, 0.129%, 08/19/21[12]	10,636,000	10,635,316
VW Credit, 0.100%, 08/05/21[12]	8,115,000	8,114,910

Total Commercial Paper		20,720,198

Shares
Other Investment Companies - 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[13]	144,445	144,445

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[13]	144,445	$144,445
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[13]	148,823	148,823

Total Other Investment Companies		437,713

Total Short-Term Investments (Cost $21,427,867)		21,427,867
Value

Total Investments - 99.7% (Cost $349,011,900)	$358,946,063
Other Assets, less Liabilities - 0.3%	911,028
Net Assets - 100.0%	$359,857,091

#	Less than 0.05%.
[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2021. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]	Variable rate security. The rate shown is based on the latest available information as of July 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the value of these securities amounted to $72,326,758 or 20.1% of net assets.
[5]	Payment-in-Kind Security: The security may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]	Security is in default. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.
[8]	Some of these securities, amounting to $344,022 or 0.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[9]	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
[10]	Security's value was determined by using significant unobservable inputs.
[11]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[12]	Represents yield to maturity at July 31, 2021.
[13]	Yield shown represents the July 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
GNMA	Ginnie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
REMICS	Real Estate Mortgage Investment Conduit
SOFRRATE	Secured Overnight Financing Rate
USD	United States Dollar
Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
10-Year U.S. Treasury Note	USD	3	Short	09/21/21	$(403,359)	$(1,881)

The following schedule shows the value of affiliated investments at July 31, 2021.
Affiliated Issuers	Number of shares	Purchases	Sales	Net realized gain (loss) for the period	Net change in appreciation (depreciation)	Amount of Dividends or Interest	Value
DoubleLine Global Bond Fund, Class I	—	—	$ 23,596,685	$ (60,487)	$ (647,642)	$ 389,585	—

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Energy	—	—	$7,211	$7,211
Corporate Bonds and Notes†	—	$202,076,106	—	202,076,106
Mortgage-Backed Securities	—	17,302,650	—	17,302,650
Municipal Bonds	—	848,643	—	848,643
U.S. Government and Agency Obligations†	—	111,228,943	—	111,228,943
Foreign Government Obligations	—	2,592,552	—	2,592,552
Floating Rate Senior Loan Interests
Industrials	—	3,460,876	1,215	3,462,091
Short-Term Investments
Commercial Paper	$20,720,198	—	—	20,720,198
Joint Repurchase Agreements	—	269,956	—	269,956
Other Investment Companies	437,713	—	—	437,713
Total Investment in Securities	$21,157,911	$337,779,726	$8,426	$358,946,063
Derivative
Financial Derivative Instruments - Liabilities
Interest Rate Futures Contracts	$(1,881)	—	—	$(1,881)
Total Financial Derivative Instruments	$(1,881)	—	—	$(1,881)

† All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at July 31, 2021:
	Common Stock	Mortgage-Backed Securities	Floating Rate Senior Loan Interests
Balance as of October 31, 2020	$3,328	$4,870,800	$1,215
Accrued discounts (premiums)	—	—	72
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	3,883	28,200	(72)
Purchases	—	—	—
Sales	—	(4,899,000)	—
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of July 31, 2021	$7,211	$0	$1,215

Net change in unrealized appreciation/depreciation on investments still held at July 31, 2021	$3,883	$0	$(72)

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of July 31, 2021. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:
Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of July 31, 2021	Valuation Technique(s)	Unobservable Inputs(s)	Range	Median	Impact to Valuation from an Increase in Input(a)
Common Stock	$7,221	Market Approach	EV/Sale Multiple	N/A	N/A	Increase
Floating Rate Senior Rate Interests	$1,215	Market Approach	EV/Sale Multiple	N/A	N/A	Increase
(a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$344,022	$269,956	$87,168	$357,124
The following table summarizes the securities received as collateral for securities lending at July 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.500%-2.875%	08/15/24-05/15/28
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.